Members' Capital (Details) - shares	Aug. 26, 2019	Dec. 31, 2019	Sep. 16, 2019
Limited Partners' Capital Account [Line Items]
Number of common units issued		3,434,551
Class A Common Units
Limited Partners' Capital Account [Line Items]
Number of common units authorized			100
Common Units
Limited Partners' Capital Account [Line Items]
Number of common units per class A unit	10,000
Class B Units
Limited Partners' Capital Account [Line Items]
Number of common units issued			0